Trade and other receivables, deposits and prepayments (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables, deposits and prepayments
Schedule of Trade receivables, Other Receivables, deposits and prepayments

	2019	2020
	RMB’000	RMB’000
Trade receivables	9,705	14,324
Other receivables	6,657	53,566
Deposits	50,779	58,212
Prepayments	53,953	35,811
Advances to employees	2,187	2,976
	113,576	150,565
Less: Non-current portion
Prepayments and deposits	(42,298)	(51,850)
Current portion	71,278	98,715